Form N-CSR Cover	6 Months Ended
Jun. 30, 2026
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE U.S. EQUITY RESEARCH FUND, INC.
Entity Central Index Key	0000931151
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report